Transfers and Servicing of Financial Assets (including Mortgage Banking Activity) - Components of Mortgage Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Participating Mortgage Loans
Gains on sales	$ 45,338	$ 62,438	$ 74,486
Mortgage income
Participating Mortgage Loans
Mortgage loans held for sale and derivatives	6,490	(7,047)	1,361
Derivative settlements, net	(4,039)	1,229	(6,640)
Gains on sales	42,887	68,255	87,925
Servicing and other income, net	1,339	1,133	1,207
Other losses	(253)	0	0
Total mortgage income	$ 46,424	$ 63,570	$ 83,853